Sep. 30, 2024
VIRTUS TACTICAL ALLOCATION FUND

The fixed income allocation may be invested directly or indirectly in all sectors of fixed income investments, including high-yield (“junk bonds”), bank loans (which are generally floating rate and may include both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics), mortgage-backed and asset-backed, collateralized mortgage obligations, real estate mortgage investment conduits, and other pass-through securities, government, corporate, and municipal debt obligations. Indirect investment for this purpose means investment in mutual funds and exchange-traded funds (ETFs) that invest in one or more sectors of fixed income investments, which may include affiliated funds and ETFs that are also managed by the fund’s subadviser.

Virtus Tactical Allocation Fund (the “Fund”),

a series of Virtus Equity Trust (the “Trust”)

Supplement dated December 12, 2025 to the Summary Prospectuses and the Virtus Equity Trust

Statutory Prospectus, each dated January 28, 2025, as supplemented

This supplement supersedes the supplement dated February 13, 2025.